Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 37,648	$ 30,234
Less: accumulated depreciation and amortization	(26,316)	(21,360)
Total property and equipment, net	11,332	8,874
Depreciation and amortization	11,770	12,861
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment	32,283	27,606
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	912	749
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	332	428
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	14	233
Capitalized software development in process
Property, Plant and Equipment [Line Items]
Total property and equipment	4,107	1,218
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 5,432	$ 4,979